Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Group leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was included in Note 13.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

On August 3, 2020, Shanghai Xiao-i filed a lawsuit with the High People’s Court of Shanghai in China, against Apple Computer Trading (Shanghai) Co., Ltd., Apple, Inc., and Apple Computer Trading (Shanghai) Co., Ltd. (together, “Apple”), demanding that Apple cease its infringement of Shanghai Xiao-i’s intelligent assistant patent (ZL200410053749.9 invention patent) by its Siri (intelligent assistant) (the “Patent Infringement Case”). The lawsuit seeks various remedies, including but not limited to, requiring Apple to stop manufacturing, using, offering to sell, selling or importing products that infringe Shanghai Xiao-i’s patent, and a temporary claim amount of 10 billion yuan (RMB). On August 27, 2020, the High People’s Court of Shanghai formally accepted the Patent Infringement Case filed by Shanghai Xiao-i against Apple. On September 4, 2021, Shanghai Xiao-i filed a behavior preservation application (injunction) with the Shanghai High People’s Court, demanding Apple to immediately stop the patent infringement involving Siri, including but not limited to stopping the production, selling, offering to sell, importing or using of iPhone products that infringe Shanghai Xiao-i’s patent. On February 3, 2023, Apple filed a lawsuit against Shanghai Xiao-i with the Shanghai High People’s Court, requesting confirmation that the iPhone SE, iPhone 12, and iPhone 13 series products equipped with Siri (the “products in question”) do not infringe on the patent rights of ZL200410053749.9 invention patent, and ordered Shanghai Xiao-i to compensate the plaintiff for reasonable expenses, including lawyer fees, notarization fees, etc., totaling RMB 2 million temporarily. On January 29, 2024, the Shanghai High Court decided to merge the above two cases for trial, and they are currently under review. On March 27, 2023, the Beijing Intellectual Property Court notified that Apple Computer Trading (Shanghai) Co., Ltd. had filed a patent administrative lawsuit against the defendant China National Intellectual Property Administration and the third person, Shanghai Xiao-i, regarding the 58271 and 58272 Review Decision of Request for Invalidation. As of the date of this annual report, the Patent Infringement Case is still pending.

In the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2023 and through the issuance date of these consolidated financial statements.